Preferred Redeemable Convertible Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended						9 Months Ended
	Aug. 17, 2016	Jun. 30, 2012	Jun. 30, 2009	Mar. 31, 2008	Feb. 28, 2007	Feb. 28, 2006	Jun. 30, 2005	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class Of Stock [Line Items]
Outstanding convertible promissory notes and accrued interest		$ 7.1
Common stock, offering price per share								$ 76.80
Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued								127,143
Series E Preferred Redeemable Convertible Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares issued						7,984,727	7,984,727
Preferred convertible stock sold, per share						$ 1.11	$ 1.11
Gross proceeds from sale of convertible preferred stock						$ 8.8	$ 8.8
Conversion of preferred stock to common stock, conversion price								$ 11.11
Series F Preferred Redeemable Convertible Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares issued					4,734,374
Preferred convertible stock sold, per share					$ 1.30
Gross proceeds from sale of convertible preferred stock					$ 6.2
Conversion of preferred stock to common stock, conversion price								13.00
Series G Preferred Stock
Class Of Stock [Line Items]
Preferred convertible stock sold, per share			$ 1.30	$ 1.30
Gross proceeds from sale of convertible preferred stock			$ 4.3	$ 4.3
Preferred stock, shares issued upon conversion			463,856	6,216,607
Preferred stock, conversion price per share			$ 1.30	$ 1.04
Conversion of preferred stock to common stock, conversion price								$ 13.00
Senior Preferred Stock
Class Of Stock [Line Items]
Dividend rate, percentage								8.00%
Preferred convertible stock, shares outstanding								4,875,000
Senior Preferred Stock | Minimum
Class Of Stock [Line Items]
Preferred stock ownership percentage								50.00%
Preferred Redeemable Convertible Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares outstanding									23,271,702	23,055,356	23,055,356
Conversion of stock, shares issued								23,271,702
Preferred Redeemable Convertible Stock | IPO
Class Of Stock [Line Items]
Conversion of stock, shares converted	23,271,702
Conversion of stock, shares issued	2,327,122
Preferred stock dividends converted into common stock	1,451,631
Firm Commitment [Member] | Common Stock | Minimum
Class Of Stock [Line Items]
Aggregate proceeds from issuance of private placement								$ 15.0
Common stock, offering price per share								$ 76.80